Other Acquisition Activities (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Goodwill	$ 997,597	$ 992,102	$ 1,041,266
Home health and hospice acquisitions
Business Acquisition [Line Items]
Accounts receivable		22,470	10,867
Property and equipment		2,697	1,420
Goodwill	983	89,710	61,334
Identifiable intangible assets		16,775	18,475
Other assets		4,587	1,125
Deferred income taxes and other liabilities	833	26,957	18,412
Total cash purchase price	150	109,282	74,809
Acquisition of previously leased real estate
Business Acquisition [Line Items]
Property and equipment	22,871	91,268	103,403
Identifiable intangible assets	2,590	5,053
Other assets	(2,280)
Deferred income taxes and other liabilities	(373)
Total cash purchase price	23,554	96,321	103,403
Other Acquisitions
Business Acquisition [Line Items]
Goodwill	104
Deferred income taxes and other liabilities	(328)
Total cash purchase price	432
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Accounts receivable		24,696	10,867
Property and equipment	22,871	94,508	104,823
Goodwill	1,087	97,571	61,334
Identifiable intangible assets	2,590	30,414	18,475
Other assets	(2,280)	5,970	1,125
Deferred income taxes and other liabilities	132	28,840	18,412
Total cash purchase price	$ 24,136	224,319	$ 178,212
Kindred Hospital Rehabilitation Services
Business Acquisition [Line Items]
Accounts receivable		2,226
Property and equipment		53
Goodwill		5,315
Identifiable intangible assets		6,622
Other assets		1,383
Deferred income taxes and other liabilities		1,840
Total cash purchase price		13,759
Hospital acquisition
Business Acquisition [Line Items]
Property and equipment		490
Goodwill		2,546
Identifiable intangible assets		1,964
Deferred income taxes and other liabilities		43
Total cash purchase price		$ 4,957